Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net (loss) earnings for the year	$ (4,923)	$ 23,087
Items that will not be subsequently reclassified to net (loss) earnings:
Unrealized (loss) gain on fair value of investments in marketable securities, net of tax	(12,456)	10,249
Realized (loss) gain on investments in marketable securities, net of tax	(1,439)	211
Remeasurement of retirement benefit plan	95	(515)
Other comprehensive (loss) income	(13,800)	9,945
Total comprehensive (loss) income	$ (18,723)	$ 33,032